Offerings	Sep. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable to the Underwriter as compensation
Maximum Aggregate Offering Price	$ 560,233.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 77.37
Offering Note	The Company previously paid to register the shares of Common Stock issuable to the Underwriter as compensation based on the estimated midpoint of the offering price range of $15.50 per share. Because the registration fee is now being calculated based on the high end of the offering price range of $17.00 per share, the Company is paying an additional registration fee for the $1.50 per share difference. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable to the Underwriter as compensation
Maximum Aggregate Offering Price	$ 5,789,079.00
Amount of Registration Fee	$ 799.47
Offering Note	Represents shares of Common Stock issuable to the Underwriter (or its designees) upon the closing of this offering as a portion of the underwriting discount payable in shares of Common Stock in lieu of cash. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The shares are subject to the lock-up and transfer restrictions pursuant to FINRA Rule 5110(e)(2). Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable pursuant to the overallotment option
Maximum Aggregate Offering Price	$ 18,750,000.00
Amount of Registration Fee	$ 2,589.38
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants to purchase Common Stock pursuant to the overallotment option
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying Underwriter Warrants pursuant to the overallotment option
Maximum Aggregate Offering Price	$ 1,031,250.00
Amount of Registration Fee	$ 142.42
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Underwriter Warrants are exercisable for up to the number of shares of Common Stock equal to 5.0% of the aggregate number of shares of Common Stock sold in this offering (including shares sold upon exercise of the over-allotment option), at a per share exercise price equal to 110% of the public offering price of the shares of Common Stock. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares of Common Stock underlying the Underwriter Warrants is $7,906,250.00, which is equal to 110% of $7,187,500.00 (5.0% of the proposed maximum aggregate offering price of $143,750,000.00).
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Maximum Aggregate Offering Price	$ 125,000,000.00
Amount of Registration Fee	$ 17,262.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Underwriter Warrants to purchase Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, underlying Underwriter Warrants
Maximum Aggregate Offering Price	$ 6,875,000.00
Amount of Registration Fee	$ 949.44
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions. Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Underwriter Warrants are exercisable for up to the number of shares of Common Stock equal to 5.0% of the aggregate number of shares of Common Stock sold in this offering (including shares sold upon exercise of the over-allotment option), at a per share exercise price equal to 110% of the public offering price of the shares of Common Stock. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares of Common Stock underlying the Underwriter Warrants is $7,906,250.00, which is equal to 110% of $7,187,500.00 (5.0% of the proposed maximum aggregate offering price of $143,750,000.00).